Significant Accounting Policies - Schedule of Net Income Per Share Presented in the Statement of Operations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Redeemable Shares [Member]
Numerators:
Allocation of net income	$ 12,041	$ 468,578	$ 47,074	$ 803,601	$ 894,324	$ 106,441
Denominators:
Basic weighted average shares outstanding	626,574	3,789,819	692,839	6,930,461	5,379,201	7,972,527
Diluted weighted average shares outstanding	626,574	3,789,819	692,839	6,930,461	5,379,201	7,972,527
Basic net income per share	$ 0.02	$ 0.12	$ 0.07	$ 0.12	$ 0.17	$ 0.01
Diluted net income per share	$ 0.02	$ 0.12	$ 0.07	$ 0.12	$ 0.17	$ 0.01
Non Redeemable Shares [Member]
Numerators:
Allocation of net income	$ 61,852	$ 397,940	$ 218,675	$ 373,191	$ 535,095	$ 38,748
Denominators:
Basic weighted average shares outstanding	3,218,499	3,218,499	3,218,499	3,218,499	3,218,499	2,902,212
Diluted weighted average shares outstanding	3,218,499	3,218,499	3,218,499	3,218,499	3,218,499	2,902,212
Basic net income per share	$ 0.02	$ 0.12	$ 0.07	$ 0.12	$ 0.17	$ 0.01
Diluted net income per share	$ 0.02	$ 0.12	$ 0.07	$ 0.12	$ 0.17	$ 0.01